Immediate Holding Company Balances - Additional Information (Details) - 3DOM Alliance Inc.							12 Months Ended
	Feb. 06, 2023 SGD ($)	Feb. 03, 2023 SGD ($)	Feb. 02, 2023 SGD ($)	Jul. 18, 2022 shares	Jul. 15, 2022 USD ($) $ / shares	Jul. 15, 2022 SGD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 SGD ($)	Jan. 23, 2023 SGD ($)	Jun. 30, 2021 USD ($)
Related Party Transaction [Line Items]
Amounts due to immediate holding company							$ 3,572,358	$ 974,632	$ 4,809,164		$ 1,531,488
Ordinary shares issued for conversion of debt, value					$ 790,287	$ 1,100,000	790,287	$ 1,547,804
Ordinary shares issued for conversion price per share | $ / shares					$ 1,041
Ordinary shares issued for conversion of debt, shares | shares				759
Additional drawdown notes requested			$ 2,980,000
Additional drawdown notes received	$ 1,610,000	$ 1,370,000
Maximum
Related Party Transaction [Line Items]
Principal amount of note issued							$ 6,022,258		$ 8,000,000
Maximum | First Amendment to Original Promissory Note
Related Party Transaction [Line Items]
Principal amount of note issued										$ 3,000,000
Maximum | Second Amendment to Original Promissory Note
Related Party Transaction [Line Items]
Principal amount of note issued	$ 8,000,000